Basis of presentation and significant accounting policies - Fair value measurement (Details) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($)
Discounted cash flow | Contingent payable | Minimum
Fair value measurement
Cost of capital (in percentage)	11.00%
Cost of debt (in percentage)	2.50%
Discounted cash flow | Contingent payable | Maximum
Fair value measurement
Cost of capital (in percentage)	20.00%
Cost of debt (in percentage)	4.00%
Fair value measurements
Recurring fair value measurements
Contingent consideration	$ 37,884
Foreign currency derivatives asset	1,367
Foreign currency derivatives liability	(295)
Total recurring fair value measurements	38,956
Fair value measurements | Level 2
Recurring fair value measurements
Foreign currency derivatives asset	1,367
Foreign currency derivatives liability	(295)
Total recurring fair value measurements	1,072
Fair value measurements | Level 3
Recurring fair value measurements
Contingent consideration	37,884
Total recurring fair value measurements	$ 37,884